Debt - Schedule of Maturities (Details) $ in Millions	Dec. 31, 2017 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2018	$ 0
2019	55
2020	1,035
2021	3,161
2022	3,485
Thereafter	18,330
Total	$ 26,066